SCHEDULE OF MATURITY PRESENTATION OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease
2026	$ 53
2027	53
2028	41
Total lease payments	147
Less: liability accretion/imputed interest	(29)
Total lease liabilities	118
Less: current lease liabilities	(45)
Total long-term lease liabilities	$ 73